First Trust Emerging Markets AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended	176 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Emerging Markets™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		27.73%	7.26%	9.33%
Nasdaq Emerging Markets™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		27.14%	6.03%	8.89%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.20%	8.42%	4.57%	3.79%
First Trust Emerging Markets AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			26.35%	6.13%	8.12%		2.94%
Performance Inception Date		Apr. 18, 2011
First Trust Emerging Markets AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.67%	4.24%	6.49%		1.55%
First Trust Emerging Markets AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.53%	3.81%	5.70%		1.57%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.